LOSS PER SHARE (Schedule of Diluted Earnings Per Ordinary Share) (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings per share [abstract]
Basic earnings per share denominator	83,606,810	83,606,810	83,612,908
Issuable on exercise of options and warrants	3,154,668		22,359
Issuable on conversion of exchangeable notes	18,263,254	18,263,254	19,873,553
Diluted earnings per share denominator	105,024,732	101,870,064	103,508,820